Related Party Transactions	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On June 10, 2020, the Company issued 14,375,000 Class B ordinary shares to the Sponsor (the “Founder Shares”) in exchange for a payment of $25,000 by the Sponsor to cover for certain offering costs on behalf of the Company. In July 2020, the Sponsor transferred 30,000 founder shares to each of the Company’s independent directors at cost. In addition, in August 2020, the Sponsor transferred 30,000 founder shares to Rice, Hadley, Gates & Manuel LLC pursuant to its retainer agreement, resulting in the Sponsor holding 14,175,000 Founder Shares. The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,875,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units was not exercised in full by the underwriters, so that the Founder Shares would represent
20
% of the Company’s issued and outstanding shares after the initial public offering. The underwriters fully exercised the over-allotment option on August
17
,
2020
; thus, these founder shares were no longer subject to forfeiture.
The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,566,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $14.4 million.
Each whole Private Placement Warrant is exercisable for one whole ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On June 10, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest
bearing, unsecured and due on the earlier of December 31, 2020 or the closing of the Initial Public Offering. The Company intends to repay the Note from the proceeds of the Initial Public Offering not being placed in the Trust Account. As of August 17, 2020, the Company had borrowed approximately $236,000 under the Note. The Company fully repaid the Note on August 19, 2020.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trus
t

Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.50 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under the Working Capital Loans.
Administrative Support Agreement
The Company agreed to pay the Sponsor a total of $25,000 per month, commencing on the date that the Company’s securities were first listed on the New York Stock Exchange, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $111,000 for expenses in connection with the Administrative Support Agreement from the listing date through December 31, 2020. As of December 31, 2020, $50,000 is payable for these services and is included in the due to related party on the balance sheet.
Due to Related Party
During the period ended December 31, 2020, the Sponsor paid approximately $285,000 of expenses on behalf of the Company. The amount is presented as Due to related party in current liabilities as of December 31, 2020 on the balance sheet.
Executive Compensation
None of the Company’s officers or directors receive cash compensation for services rendered. However, under the terms of the Company’s agreement with Richard Scudamore for his service as a director, our successful consummation of a business combination would result in the Company obliged to pay $100,000 to him. This amount has not been reflected in the balance sheet as it is contingent upon the success of a business combination.

NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
On June 10, 2020, the Company issued 14,375,000 Class B ordinary shares to the Sponsor (the “Founder Shares”) in exchange for a payment of $25,000 by the Sponsor to cover for certain offering costs on behalf of the Company. The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,875,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised the over-allotment option on August 17, 2020; thus, these Founder Shares were no longer subject to forfeiture.
The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.
Private Placement Warrants
Simultaneously
with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,566,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $14.4 million.
Each whole Private Placement Warrant is exercisable for one whole ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial
Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On June 10
, 2020, our sponsor agreed to loan us up to $
300,000
to be used for the payment of costs related to the initial public offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of
December

31
, 2020 or the completion of the initial public offering. We borrowed approximately $
236,000
under the Note, and then fully repaid the Note on
August

19, 2020.
In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a business combination, our sponsor or an affiliate of our sponsor, or certain of our officers and directors may, but are not obligated to, loan us funds as may be required (“Working Capital Loans”). If we complete a business combination, we would repay the Working Capital Loans out of the proceeds of the trust account released to us. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the trust account. In the event that a business combination does not close, we may use a portion of proceeds held outside the trust account to repay the Working Capital Loans but no proceeds held in the trust account would be used to repay the Working Capital Loans.
Due to Related Party
During the three and nine months ended September 30, 2021, the Company’s Sponsor paid approximately $374,000 and $674,000 of expenses on behalf of the Company, and the Company made repayment of approximately $0 and $230,000, respectively to the Sponsor for such expenses. During the three months ended September 30, 2020, and the period from June 10, 2020 (inception) through September 30, 2020, the Sponsor paid approximately $0 and $0, respectively for such expenses. As of September 30, 2021, and December 31, 2020, outstanding balance for such expenses were approximately $724,000 and $285,000, respectively, included in due to related party in current liabilities, on the condensed balance sheets included as Item 1 to this Quarterly Report on Form
10-Q.
Executive Compensation
None of the Company’s officers or directors receive cash compensation for services rendered. However, under the terms of the Company’s agreement with Richard Scudamore for his service as a director, our successful consummation of a Business Combination would result in the Company becoming obliged to pay

$
100,000
to him. This amount has not been reflected in the condensed balance sheets as it is contingent upon the success of a Business Combination.
Administrative Support Agreement
The Company agreed to pay the Sponsor a total of $25,000 per month, commencing on the date that the Company’s securities were first listed on the New York Stock Exchange, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $75,000, $0, $225,000 and $0 of such fees in the three months ended September 30, 2021 and 2020, in the nine months ended September 30, 2020, and for the period from June 10, 2020 (inception) through September 30, 2020, respectively, included as administrative fees

-

related party on the condensed statement of operations included as Item 1 to this Quarterly Report on Form
10-Q.
As of September 30, 2021, and December 31, 2020, the Company had approximately $50,000 and $0 for such fees, respectively, included in due to related party on the condensed balance sheets included as Item 1 to this Quarterly Report on Form
10-Q.